ACADIAN EMERGING MARKETS PORTFOLIO

THE ADVISORS' INNER CIRCLE FUND (THE "TRUST")

ACADIAN EMERGING MARKETS PORTFOLIO (THE "FUNDS")

Supplement dated September 18, 2013 to the Institutional Class Shares Prospectus dated March 1, 2013 (the "Prospectus")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective as of October 1, 2013, the Board of Trustees of the Trust has approved a reduction in the redemption fee holding period for each Fund from 90 days to 30 days. Accordingly, the Prospectus is amended and supplemented as follows:

1. In each Fund's "Fund Fees and Expenses" section, the "Shareholder Fees" table on page 1 for the Acadian Emerging Markets Debt Fund and page 12 for the Acadian Emerging Markets Portfolio is hereby deleted and replaced with the following:

REDEMPTION FEE

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As a percentage of amount redeemed, if redeemed

within 30 days of purchase                                                2.00%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE ACA-SK-018-0100
ACADIAN EMERGING MARKETS DEBT FUND

THE ADVISORS' INNER CIRCLE FUND (THE "TRUST")

ACADIAN EMERGING MARKETS DEBT FUND

Supplement dated September 18, 2013 to the Institutional Class Shares Prospectus dated March 1, 2013 (the "Prospectus")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective as of October 1, 2013, the Board of Trustees of the Trust has approved a reduction in the redemption fee holding period for each Fund from 90 days to 30 days. Accordingly, the Prospectus is amended and supplemented as follows:

1. In each Fund's "Fund Fees and Expenses" section, the "Shareholder Fees" table on page 1 for the Acadian Emerging Markets Debt Fund and page 12 for the Acadian Emerging Markets Portfolio is hereby deleted and replaced with the following:

REDEMPTION FEE

--------------------------------------------------------------------------------

As a percentage of amount redeemed, if redeemed

within 30 days of purchase                                                2.00%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE ACA-SK-018-0100